Business Combinations - Narrative (Details) $ in Thousands	Dec. 13, 2023 USD ($)
GEH Singapore | eLMTree
Asset Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	85.00%
Gravitas Education Holdings, Inc.
Asset Acquisition [Line Items]
Business acquisition, goodwill, expected tax deductible amount	$ 0